TRADE AND OTHER RECEIVABLES - Trade receivables denominated in major currencies (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 911	$ 1,082	$ 1,104
US Dollar
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	380	493	527
Sterling
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	34	41	45
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	198	211	201
Other
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 299	$ 337	$ 331